Long Term Deposits and Other Assets (Details) - Schedule of long term deposits and other assets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of long term deposits and other assets [Abstract]
Rent deposits	¥ 418	$ 66	¥ 572
Advertising deposits	734	115	810
Long term deposits and other assets	¥ 1,152	$ 181	¥ 1,382